Accounting Principles - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Nov. 23, 2022	Jun. 01, 2022	May 17, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary				49.10%	61.80%
Cash and cash equivalents				$ 89,789	$ 185,636
Percentage Of Shareholding Diluted Of Merged Entity	2.40%
Cellectis, Inc. [member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary				100.00%	100.00%
Calyxt Inc [member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary				49.10%	61.80%
Non-controlling shareholders interest				50.90%
Cash and cash equivalents				$ 93,216
Minimum closing bid price			$ 1
Number of consecutive business days for determining minimum closing bid share price			30 days
Calyxt Inc [member] | Bottom of Range [member]
Disclosure of changes in accounting estimates [line items]
Stockholders equity note, stock split		2-to-1
Calyxt Inc [member] | Top of Range [member]
Disclosure of changes in accounting estimates [line items]
Stockholders equity note, stock split		10-to-1
Calyxt Inc [member] | Calyxt ATM Program [Member]
Disclosure of changes in accounting estimates [line items]
Non-controlling shareholders interest				51.00%	38.20%
Cellectis Biologics [Member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary				100.00%